Financial Assets for Trading at Fair Value Through Profit and Loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets For Trading At Fair Value Through Profit And Loss [Abstract]
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss
The detail of financial assets for trading at fair value through profit and loss is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Financial derivative contracts
Forwards	2,055,569	1,038,292
Swaps	8,822,187	11,263,354
Call currency options	1,039	6,618
Put currency options	982	1,506
Subtotal	10,879,777	12,309,770
Debt financial instruments
Chilean Central Bank and Government securities	714,628	324,982
Other Chilean debt financial instruments	-	4,345
Subtotal	714,628	329,327

Total	11,594,405	12,639,097

Schedule of Portfolio of Financial Assets Derivative Contracts	As of December 31, 2025 and 2024 the Bank holds the following portfolio of financial assets derivative contracts:

	As of December 31, 2025
	Notional amount
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	25,231,549	17,959,495	27,913,502	6,971,335	2,517,760	1,663,646	82,257,287	2,055,569
Interest rate swaps	-	13,947,595	29,006,667	30,995,890	20,723,603	16,894,592	31,276,092	142,844,439	1,332,806
Cross currency swaps	-	1,434,261	5,123,374	13,944,592	20,763,957	15,684,701	24,426,683	81,377,568	7,489,381
Call currency options	-	22,061	23,401	56,923	-	-	-	102,385	1,039
Put currency options	-	39,178	3,415	5,239	-	-	-	47,832	982
Total	-	40,674,644	52,116,352	72,916,146	48,458,895	35,097,053	57,366,421	306,629,511	10,879,777

	As of December 31, 2024
	Notional amount
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	14,227,181	9,262,636	13,988,163	5,818,091	576,456	993,915	44,866,442	1,038,292
Interest rate swaps	-	15,353,818	15,394,905	16,392,696	21,541,572	9,219,884	17,265,959	95,168,834	1,907,001
Cross currency swaps	-	1,826,508	3,315,310	11,052,105	27,159,964	13,026,424	23,665,080	80,045,391	9,356,353
Call currency options	-	42,802	198,509	117,175	8,921	-	-	367,407	6,618
Put currency options	-	71,468	253,669	37,950	-	-	-	363,087	1,506
Total	-	31,521,777	28,425,029	41,588,089	54,528,548	22,822,764	41,924,954	220,811,161	12,309,770

Schedule of Instruments Deemed as Financial Trading Investments	the Bank holds the following portfolio of debt financial instruments for trading:

	As of December 31,
	2025	2024
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	-	-
Chilean Treasury bonds and notes	714,628	324,982
Subtotal	714,628	324,982
Other Chilean debt financial securities
Chilean bonds and commercial papers	-	4,345
Subtotal	-	4,345
Foreign financial debt securities
Other foreign financial instruments	-	-
Subtotal	-	-

Total	714,628	329,327